Risk Management (Details) - Schedule of hierarchy for determining and disclosing the fair value of financial instruments by valuation techniques - USD ($) $ in Thousands		Dec. 31, 2020	Dec. 31, 2019
Risk Management (Details) - Schedule of hierarchy for determining and disclosing the fair value of financial instruments by valuation techniques [Line Items]
Fair value		$ 455,393	$ 276,466
FVTPL [Member]
Risk Management (Details) - Schedule of hierarchy for determining and disclosing the fair value of financial instruments by valuation techniques [Line Items]
Fair value		22,780	21,806
Quoted equities at FVOCI [Member]
Risk Management (Details) - Schedule of hierarchy for determining and disclosing the fair value of financial instruments by valuation techniques [Line Items]
Fair value		14,935	14,629
Quoted bonds at FVOCI [Member]
Risk Management (Details) - Schedule of hierarchy for determining and disclosing the fair value of financial instruments by valuation techniques [Line Items]
Fair value		390,918	208,525
Unquoted equities at FVOCI [Member]
Risk Management (Details) - Schedule of hierarchy for determining and disclosing the fair value of financial instruments by valuation techniques [Line Items]
Fair value	[1]	6,748	5,794
Investment properties [Member]
Risk Management (Details) - Schedule of hierarchy for determining and disclosing the fair value of financial instruments by valuation techniques [Line Items]
Fair value		20,012	25,712
Level 1 of fair value hierarchy [Member]
Risk Management (Details) - Schedule of hierarchy for determining and disclosing the fair value of financial instruments by valuation techniques [Line Items]
Fair value		428,633	244,960
Level 1 of fair value hierarchy [Member] | FVTPL [Member]
Risk Management (Details) - Schedule of hierarchy for determining and disclosing the fair value of financial instruments by valuation techniques [Line Items]
Fair value		22,780	21,806
Level 1 of fair value hierarchy [Member] | Quoted equities at FVOCI [Member]
Risk Management (Details) - Schedule of hierarchy for determining and disclosing the fair value of financial instruments by valuation techniques [Line Items]
Fair value		14,935	14,629
Level 1 of fair value hierarchy [Member] | Quoted bonds at FVOCI [Member]
Risk Management (Details) - Schedule of hierarchy for determining and disclosing the fair value of financial instruments by valuation techniques [Line Items]
Fair value		390,918	208,525
Level 1 of fair value hierarchy [Member] | Unquoted equities at FVOCI [Member]
Risk Management (Details) - Schedule of hierarchy for determining and disclosing the fair value of financial instruments by valuation techniques [Line Items]
Fair value	[1]
Level 1 of fair value hierarchy [Member] | Investment properties [Member]
Risk Management (Details) - Schedule of hierarchy for determining and disclosing the fair value of financial instruments by valuation techniques [Line Items]
Fair value
Level 2 of fair value hierarchy [Member]
Risk Management (Details) - Schedule of hierarchy for determining and disclosing the fair value of financial instruments by valuation techniques [Line Items]
Fair value
Level 2 of fair value hierarchy [Member] | FVTPL [Member]
Risk Management (Details) - Schedule of hierarchy for determining and disclosing the fair value of financial instruments by valuation techniques [Line Items]
Fair value
Level 2 of fair value hierarchy [Member] | Quoted equities at FVOCI [Member]
Risk Management (Details) - Schedule of hierarchy for determining and disclosing the fair value of financial instruments by valuation techniques [Line Items]
Fair value
Level 2 of fair value hierarchy [Member] | Quoted bonds at FVOCI [Member]
Risk Management (Details) - Schedule of hierarchy for determining and disclosing the fair value of financial instruments by valuation techniques [Line Items]
Fair value
Level 2 of fair value hierarchy [Member] | Unquoted equities at FVOCI [Member]
Risk Management (Details) - Schedule of hierarchy for determining and disclosing the fair value of financial instruments by valuation techniques [Line Items]
Fair value	[1]
Level 2 of fair value hierarchy [Member] | Investment properties [Member]
Risk Management (Details) - Schedule of hierarchy for determining and disclosing the fair value of financial instruments by valuation techniques [Line Items]
Fair value
Fair value of Level 3 financial assets [Member]
Risk Management (Details) - Schedule of hierarchy for determining and disclosing the fair value of financial instruments by valuation techniques [Line Items]
Fair value		26,760	31,506
Fair value of Level 3 financial assets [Member] | FVTPL [Member]
Risk Management (Details) - Schedule of hierarchy for determining and disclosing the fair value of financial instruments by valuation techniques [Line Items]
Fair value
Fair value of Level 3 financial assets [Member] | Quoted equities at FVOCI [Member]
Risk Management (Details) - Schedule of hierarchy for determining and disclosing the fair value of financial instruments by valuation techniques [Line Items]
Fair value
Fair value of Level 3 financial assets [Member] | Quoted bonds at FVOCI [Member]
Risk Management (Details) - Schedule of hierarchy for determining and disclosing the fair value of financial instruments by valuation techniques [Line Items]
Fair value
Fair value of Level 3 financial assets [Member] | Unquoted equities at FVOCI [Member]
Risk Management (Details) - Schedule of hierarchy for determining and disclosing the fair value of financial instruments by valuation techniques [Line Items]
Fair value	[1]	6,748	5,794
Fair value of Level 3 financial assets [Member] | Investment properties [Member]
Risk Management (Details) - Schedule of hierarchy for determining and disclosing the fair value of financial instruments by valuation techniques [Line Items]
Fair value		$ 20,012	$ 25,712

[1]	Reconciliation of fair value of the unquoted equities under level 3 fair value hierarchy is as follows: